Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
14.	Borrowings

Long-term debt including unamortized debt discounts and premiums, where applicable, consists of the following:

December 31,	2012	2011

Senior Notes	$ 1,288	$ 1,450
Senior Medium-Term Notes, Series A	249	249
Finance lease obligation	95	100
Junior Subordinated Notes	-	202

Total long-term debt	$ 1,632	$ 2,001

CSC has a universal automatic shelf registration statement (Shelf Registration Statement) on file with the Securities and Exchange Commission (the SEC), which enables CSC to issue debt, equity and other securities.

The Senior Notes outstanding at December 31, 2012, have maturities ranging from 2015 to 2022 and fixed interest rates ranging from 0.850% to 4.45% with interest payable semi-annually.

In August 2012, CSC completed an exchange offer with certain eligible holders of its 4.950% Senior Notes due 2014 (Old Senior Notes), whereby Old Senior Notes in an aggregate principal amount of $256 million were exchanged for the same aggregate principal amount of 3.225% Senior Notes due 2022 (New Senior Notes) and cash consideration of $19 million. Pursuant to an exchange and registration rights agreement (Registration Rights Agreement), CSC filed an exchange registration with the SEC and launched an exchange offer on December 11, 2012, to allow the holders of the New Senior Notes to exchange such New Senior Notes for an equal principal amount of notes with substantially identical terms, except that they are generally freely transferable under the Securities Act of 1933. The exchange offer was completed on January 23, 2013 and substantially all of the New Senior Notes were exchanged. These notes have a fixed interest rate of 3.225% with interest payable semiannually.

On December 6, 2012, CSC issued $350 million of additional Senior Notes that mature in 2015 under the Shelf Registration Statement, which have a fixed interest rate of 0.850% with interest payable semi-annually.

On December 21, 2012, CSC redeemed all of its remaining outstanding Old Senior Notes of $494 million. In connection with the redemption, CSC paid the holders of the Old Senior Notes a make-whole premium of $31 million in addition to the $494 million principal payment. The make-whole premium was recorded in other revenue – net.

The Senior Medium-Term Notes, Series A (Medium-Term Notes) outstanding at December 31, 2012, mature in 2017 and have a fixed interest rate of 6.375% with interest payable semi-annually.

CSC and Schwab Capital Trust I, a statutory trust formed under the laws of the State of Delaware (Trust), previously closed a public offering of $300 million of the Trust’s fixed to floating-rate trust preferred securities. The proceeds from the sale of the trust preferred securities were invested by the Trust in fixed to floating rate Junior Subordinated Notes issued by CSC, of which $202 million remained outstanding at August 30, 2012. On August 31, 2012, CSC redeemed all of the outstanding fixed-to-floating rate trust preferred securities issued by the Trust for $207 million. The trust preferred securities were redeemed, along with the common securities issued by the Trust and held by CSC, as a result of the concurrent redemption in whole by CSC of the Junior Subordinated Notes held by the Trust which underlay the trust preferred securities. The redemption price represented 100% of the liquidation amount of each trust preferred security, plus accumulated and unpaid distributions up to and including the redemption date.

Schwab has a finance lease obligation related to an office building and land under a 20-year lease. The remaining finance lease obligation of $95 million at December 31, 2012, is being reduced by a portion of the lease payments over the remaining lease term of 12 years.

Annual maturities on long-term debt outstanding at December 31, 2012, are as follows:

2013	$6
2014	6
2015	357
2016	7
2017	258
Thereafter	1,017

Total maturities	1,651
Unamortized discount, net	(19)

Total long-term debt	$1,632

CSC has authorization from its Board of Directors to issue unsecured commercial paper notes (Commercial Paper Notes) not to exceed $1.5 billion. Management has set a current limit for the commercial paper program of $800 million. The maturities of the Commercial Paper Notes may vary, but are not to exceed 270 days from the date of issue. The commercial paper is not redeemable prior to maturity and cannot be voluntarily prepaid. The proceeds of the commercial paper program are to be used for general corporate purposes. At December 31, 2012, the amount of Commercial Paper Notes outstanding was $300 million, which is included in accrued expenses and other liabilities. The amount outstanding was repaid on January 2, 2013. There were no borrowings of Commercial Paper Notes outstanding at December 31, 2011.

CSC maintains an $800 million committed, unsecured credit facility with a group of 11 banks, which is scheduled to expire in June 2013. This facility replaced a similar facility that expired in June 2012. The funds under this facility are available for general corporate purposes. The financial covenants under this facility require Schwab to maintain a minimum net capital ratio, as defined, Schwab Bank to be well capitalized, as defined, and CSC to maintain a minimum level of stockholders’ equity. At December 31, 2012, the minimum level of stockholders’ equity required under this facility was $5.8 billion (CSC’s stockholders’ equity at December 31, 2012, was $9.6 billion). There were no borrowings outstanding under this facility at December 31, 2012 or 2011.

To manage short-term liquidity, Schwab maintains uncommitted, unsecured bank credit lines with a group of six banks totaling $842 million at December 31, 2012. CSC has direct access to $642 million of these credit lines. There were no borrowings outstanding under these lines at December 31, 2012 or 2011.

To partially satisfy the margin requirement of client option transactions with the Options Clearing Corporation, Schwab has unsecured standby LOCs with five banks in favor of the Options Clearing Corporation aggregating $325 million at December 31, 2012. In connection with its securities lending activities, Schwab is required to provide collateral to certain brokerage clients. Schwab satisfies the collateral requirements by arranging LOCs, in favor of these brokerage clients, which are issued by multiple banks. At December 31, 2012, the aggregate face amount of these LOCs totaled $74 million. There were no funds drawn under any of these LOCs at December 31, 2012 or 2011.